Earnings per share - summary of diluted headline earnings per share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share [abstract]
Earnings per share - diluted (in GBP per share)	£ 1.760	£ 0.808	£ 2.919
Effect of impairment of intangibles property plant and equipment associates and held for sale assets (net of tax) (in GBP per share)	0.030	0.088	0.155
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax) (in GBP per share)	(0.004)	(0.001)	(0.007)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) (in GBP per share)	0	0.409	0.237
Effect of foreign exchange reclassification from reserves to the income statement (in GBP per share)	0	0.006	0.003
Issue of shares and change in shareholding of an associate (in GBP per share)	(0.007)	(0.004)	0.001
Diluted headline earnings per share (in GBP per share)	£ 1.779	£ 1.306	£ 3.308